Segmental analyses (Tables)	12 Months Ended
Dec. 31, 2021
Reportable Segments [Abstract]
Disclosure of Operating Segment Information
The following table shows 2021 revenue and adjusted revenue at current rates, and 2021 adjusted revenue translated using 2020 rates of exchange. The 2020 figures are stated at the 2020 rates of exchange.

	2021					2020

	Adjusted Revenue Constant rates £m	Translation exchange £m	Adjusted Revenue Current rates £m	Adjusting items Current rates £m	Revenue Current rates £m	Adjusted Revenue £m	Adjusting items £m	Revenue £m

U.S.	12,530	(839)	11,691	–	11,691	11,473	–	11,473

APME	4,535	(344)	4,191	–	4,191	4,537	–	4,537

AMSSA	4,067	(266)	3,801	–	3,801	3,772	–	3,772

ENA	6,429	(428)	6,001	–	6,001	5,994	–	5,994

Revenue	27,561	(1,877)	25,684	–	25,684	25,776	–	25,776
Note:
adjusting items in revenue are in respect of excise included in goods acquired from a third party under short-term arrangements and then passed on to customers. This is deemed as adjusting due to the distorting nature to revenue and operating margin. From 2020 onwards, such arrangements have been discontinued or are immaterial such that no adjustments have been made in 2020 and 2021.
The following table shows 2020 revenue and adjusted revenue at current rates, and 2020 adjusted revenue translated using 2019 rates of exchange. The 2019 figures are stated at the 2019 rates of exchange.

	2020					2019

	Adjusted Revenue Constant rates £m	Translation exchange £m	Adjusted Revenue Current rates £m	Adjusting items Current rates £m	Revenue Current rates £m	Adjusted Revenue £m	Adjusting items £m	Revenue £m

U.S.	11,536	(63)	11,473	–	11,473	10,373	–	10,373

APME	4,644	(107)	4,537	–	4,537	5,153	–	5,153

AMSSA	4,321	(549)	3,772	–	3,772	4,261	–	4,261

ENA	6,169	(175)	5,994	–	5,994	6,040	50	6,090

Revenue	26,670	(894)	25,776	–	25,776	25,827	50	25,877
Note:
adjusting items in revenue are in respect of excise included in goods acquired from a third party under short-term arrangements and then passed on to customers. This is deemed as adjusting due to the distorting nature to revenue and operating margin.
The following table shows 2021 profit from operations and adjusted profit from operations at current rates, and 2021 adjusted profit from operations translated using 2020 rates of exchange. The 2020 figures are stated at the 2020 rates of exchange.

	2021					2020

	Adjusted* segment result Constant rates £m	Translation exchange £m	Adjusted* segment result Current rates £m	Adjusting* items £m	Segment result Current rates £m	Adjusted* segment result £m	Adjusting* items £m	Segment result £m

U.S.	6,343	(456)	5,887	(321)	5,566	5,784	(809)	4,975

APME	1,833	(116)	1,717	(430)	1,287	1,853	(381)	1,472

AMSSA	1,688	(98)	1,590	(94)	1,496	1,618	(65)	1,553

ENA	2,088	(132)	1,956	(71)	1,885	2,110	(148)	1,962

Profit from operations	11,952	(802)	11,150	(916)	10,234	11,365	(1,403)	9,962

Net finance costs					(1,486)			(1,745)

Share of post-tax results of associates and joint ventures					415			455

Profit before taxation					9,163			8,672

Taxation on ordinary activities					(2,189)			(2,108)

Profit for the year					6,974			6,564

*	The adjustments to profit from operations are explained in notes 3, 4, 6(d), 6(f), 6(g) and 7.
The following table shows 2020 profit from operations and adjusted profit from operations at current rates, and 2020 adjusted profit from operations translated using 2019 rates of exchange. The 2019 figures are stated at the 2019 rates of exchange.

	2020					2019

	Adjusted* segment result Constant rates £m	Translation exchange £m	Adjusted* segment result Current rates £m	Adjusting* items £m	Segment result Current rates £m	Adjusted* segment result £m	Adjusting* items £m	Segment result £m

U.S.	5,816	(32)	5,784	(809)	4,975	5,036	(626)	4,410

APME	1,909	(56)	1,853	(381)	1,472	2,059	(306)	1,753

AMSSA	1,796	(178)	1,618	(65)	1,553	1,842	(638)	1,204

ENA	2,140	(30)	2,110	(148)	1,962	2,193	(544)	1,649

Profit from operations	11,661	(296)	11,365	(1,403)	9,962	11,130	(2,114)	9,016

Net finance costs					(1,745)			(1,602)

Share of post-tax results of associates and joint ventures					455			498

Profit before taxation					8,672			7,912

Taxation on ordinary activities					(2,108)			(2,063)

Profit for the year					6,564			5,849

*	The adjustments to profit from operations are explained in notes 4, 5, 6(d), 6(f), 6(g) and 7.

Summary of Depreciation Amortisation and Impairment Charges
Adjusted profit from operations at constant rates of £11,952 million (2020: £11,661 million; 2019: £11,032 million) excludes adjusting depreciation, amortisation and impairment charges as explained in notes 4 and 7. These are excluded from segmental adjusted profit from operations at constant rates as follows:

	2021					2020

	Adjusted depreciation, amortisation and impairment Constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment Current rates £m	Adjusting items £m	Depreciation, amortisation and impairment Current rates £m	Adjusted depreciation, amortisation and impairment £m	Adjusting items £m	Depreciation, amortisation and impairment £m

U.S.	210	(7)	203	276	479	204	272	476

APME	154	(8)	146	20	166	167	274	441

AMSSA	131	(8)	123	56	179	121	34	155

ENA	266	(14)	252	–	252	259	119	378

	761	(37)	724	352	1,076	751	699	1,450

	2020					2019

	Adjusted depreciation, amortisation and impairment Constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment Current rates £m	Adjusting items £m	Depreciation, amortisation and impairment Current rates £m	Adjusted depreciation, amortisation and impairment £m	Adjusting items £m	Depreciation, amortisation and impairment £m

U.S.	205	(1)	204	272	476	258	391	649

APME	170	(3)	167	274	441	163	182	345

AMSSA	137	(16)	121	34	155	137	35	172

ENA	266	(7)	259	119	378	216	130	346

	778	(27)	751	699	1,450	774	738	1,512

Disclosure of Additional Information by Product Category
Additional information by product category
Although the Group’s operations are managed on a Regional basis, additional information for revenue is provided based on product category as follows:

Revenue	2021 £m	2020 £m	2019 £m

Combustibles	22,029	22,752	23,001

New Categories	2,054	1,443	1,255

Vapour	927	611	401

THP	853	634	728

Modern Oral	274	198	126

Traditional Oral	1,118	1,160	1,081

Other	483	421	540

Revenue	25,684	25,776	25,877

Disclosure of Geographical Information of External Revenue
External revenue and non-current assets other than financial instruments, deferred tax assets and retirement benefit assets are analysed between the UK and all foreign countries at current rates of exchange as follows:

	United Kingdom			All foreign countries			Group

Revenue is based on location of sale	2021 £m	2020 £m	2019 £m	2021 £m	2020 £m	2019 £m	2021 £m	2020 £m	2019 £m

External revenue	209	188	178	25,475	25,588	25,699	25,684	25,776	25,877

Disclosure of Geographical Information of Non-Current Assets

	United Kingdom		All foreign countries		Group

	2021 £m	2020 £m	2021 £m	2020 £m	2021 £m	2020 £m

Intangible assets	481	487	115,144	114,856	115,625	115,343

Property, plant and equipment	339	344	4,614	4,716	4,953	5,060

Investments in associates and joint ventures	8	8	1,940	1,788	1,948	1,796